Right of Use Assets	12 Months Ended
Jun. 30, 2023
Right-of-Use Assets [Abstract]
Right-of-use assets

Note 18. Right-of-use assets

	Consolidated
	30 June 2023	30 June 2022
	$	$

Land and buildings - Right-of-use	400,140	175,992
Less: Accumulated depreciation	(39,685)	(140,793)
	360,455	35,199

The consolidated entity had a 3-year lease agreement for office premises in Perth, Australia which ended on 31 December 2022. Refer to note 26

The consolidated entity extended its lease over the premises for an additional 3 years, with options for a 4th and 5th year. The total payments under the lease amounting to $487,469 have been discounted at the Company’s incremental borrowing rate of 7.8% in order to determine the initial lease liability of $400,140. To determine the incremental borrowing rate, third party financing was used as a starting point and adjusted to reflect changes in financing conditions.

Reconciliations

Reconciliations of Right-of-use assets written down value at the beginning and end of the current financial year are set out below:

	Consolidated
	30 June 2023	30 June 2022
	$	$

Opening balance – 1 July	35,199	105,594
Addition – lease extension	364,941	-
Depreciation	(39,685)	(70,395)
Balance at 30 June 2023	360,455	35,199